6. Accounts Receivable (Details - AR aging) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 73,843	$ 66,175
Allowance	(28,527)	(20,566)
Net	45,316	45,609
Current [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	8,581	9,077
Allowance	0	0
Net	8,581	9,077
0-90 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	4,878	6,817
Allowance	0	0
Net	4,878	6,817
91-180 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	2,088	9,379
Allowance	0	0
Net	2,088	9,379
181-365 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	1,537	3,516
Allowance	(764)	(487)
Net	773	3,029
Over 1 year past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	56,759	37,386
Allowance	(27,763)	(20,079)
Net	$ 28,996	$ 17,307